PICTET GLOBAL EMERGING MARKETS FUND



























LOGO:
Left-facing
heraldic
lion


PICTET






1 8 0 5



















PROSPECTUS
APRIL 30, 1999




























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.








TABLE OF CONTENTS



RISK/RETURN SUMMARY





Investment goal



3

Principal investments and strategies



3

Principal investment risks



4

Total return



4

Fees and expenses



5

THE FUND'S INVESTMENTS



6

INVESTMENT ADVISER



7

INVESTMENT AND ACCOUNT POLICIES



8

Calculation of net asset value



8

Purchasing fund shares



8

Year 2000



8

Exchanges between Pictet funds



9

Redeeming fund shares



9

Dividends, distributions and taxes



9

FINANCIAL HIGHLIGHTS



10

FOR MORE INFORMATION

back
cover





















RISK/RETURN SUMMARY



Investment
goal

Long term growth of capital.


Principal
investments
and
strategies

The fund invests primarily in
equity securities of companies
in emerging market countries.

The fund normally invests in at
least 15, but never fewer than
eight, emerging market
countries.



Emerging
market
equities

Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

Emerging market countries are
those identified as developing
or emerging countries by the
World Bank, International
Finance Corporation or United
Nations or countries not listed
in the Morgan Stanley Capital
International World Index.

Emerging market stocks means
equity securities:
?       That are traded primarily
in an emerging market country.
?       Of companies that derive
50% or more of total revenue
from goods or services produced
or sold in emerging market
countries.
?       Of companies organized and
with a principal office in an
emerging market country.



How the
adviser
selects the
fund's
investments

In allocating the fund's assets
among emerging market countries,
the adviser uses a proprietary
database to screen for countries
that meet the following
standards:
?       Suitable safe custody of
assets and freedom of capital
movement.
?       A higher than average
number of undervalued stocks.
?       A favorable domestic
liquidity environment.
?       A reasonably liquid and
diverse stock market.
A good or improving fiscal
balance.
An undervalued or fairly valued
exchange rate, combined with
sustainable trade and current
account balances.

In selecting individual emerging
market stocks, the adviser looks
for companies with:
?       Current or potential high
and stable cash generation.
?       Strong, liquid balance
sheets.
?       Asset valuations
significantly below replacement
cost, or below the average for
their sectors on a global basis.
The adviser will also consider
the debt of a company.
?       A high free cash flow
relative to the stock price.
?       In the case of banks, a
low stock price relative to the
asset base, combined with a high
return on equity.




Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.

Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?       Foreign or emerging market
stock prices go down generally.
?       Changes in foreign
currency rates depress the value
of the fund's investments.
?       An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
The adviser's judgment about
country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Emerging market countries and
stocks present the following
special risks:
?       Greater likelihood of
economic, political or social
instability.
?       More volatile stock
markets.
?       The contagious effect of
market or economic setbacks in
one country on other emerging
market countries.
?       Possible governmental
restrictions on currency
conversions or trading.
?       Difficulty in accurately
valuing emerging market stocks
or selling them at their fair
value, especially in down
markets.
?       Availability of less
information about emerging
market companies because of less
rigorous accounting and
regulatory standards.





RISK/RETURN SUMMARY






Total return











  Quarterly
returns

This bar chart indicates the
risks of investing in the fund by
showing changes in the fund's
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.


[bar chart]
Year ended       Year ended
Year ended
12/31/96           12/31/97
12/31/98
8.32%               -11.29%
-23.22%


Highest:  17.79% in    fourth     quarter
1998
Lowest:   -24.97% in second
quarter 1998










The table below indicates the
risks of investing in the fund by
comparing the fund's average
annual total returns for the
periods shown to those of the
International Finance Corporation
Global Composite Index, an
unmanaged index of stocks traded
in 27 different countries.






Average annual total returns
Periods ended December 31, 1998









1 Year


Life of Fund*
(began 10/4/95)



Pictet Global Emerging Markets Fund

(23.22)%


(10.26)%



IFC Global Composite Index

(19.36)%


(10.16)%










Fees and
expenses

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/98






Shareholder fees
(paid directly from your investment)


None





Annual fund operating expenses (deducted from fund assets)1







Advisory fees

1.25%





Other expenses

0.75%





Total annual fund operating expenses

2.00%





1  After expense limitation, expenses were






Advisory fees

0.95%





Other expenses

0.75%





Total annual fund operating expenses

1.70%




This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.

The example assumes that:
?       You invest $10,000 in the fund for
the time periods indicated.
?       Your investment has a 5% return
each year.
?       The fund's operating expenses
remain the same.
?       You redeem your investment at the
end of each period.

Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$173

$536

$923

$2,009








THE FUND'S INVESTMENTS



Depositary
receipts

Depositary receipts are
securities issued by banks and
other financial institutions
that represent interests in the
stocks of foreign companies.
They include

American Depositary Receipts,
European Depositary Receipts,
Global Depositary Receipts and
Russian Depositary Certificates.



Debt
securities

The fund may invest up to 35%
of its assets in investment
grade debt securities of U.S.
and foreign corporate and
governmental issuers.  These may
include all types of debt
securities of any maturity.


The value of debt securities
will go down if interest rates
go up, or the issuer of the
security has its credit rating
downgraded or defaults on its
obligation to pay principal or
interest.

Securities are investment grade
if they:
?       Are rated in one of the
top four long-term rating
categories of a nationally
recognized statistical rating
organization.
?       Have received a comparable
short-term or other rating.
?       Are unrated securities
that the adviser believes to be
of comparable quality.

The fund's credit standards also
apply to counterparties to OTC
derivative contracts.



Defensive
investments

The fund may depart from its
principal investment strategies
in response to adverse market
conditions by taking temporary
defensive positions in all types
of money market and short-term
debt securities.  If the fund
takes a temporary defensive
position, it may be unable to
achieve its investment goal.



Derivatives
and hedging
techniques

The fund may, but is not
required to, use derivative
contracts for any of the
following purposes:
?       To hedge against the
economic impact of adverse
changes in the market value of
its securities, because of
changes in stock market prices
or currency exchange rates.
?       As a substitute for buying
or selling securities or
currencies.

Derivative contracts include
options and futures on
securities, securities indices
or currencies; options on these
futures; forward currency
contracts; and currency swaps.
Derivative contracts are valued
on the basis of the value of the
underlying securities.  A
derivative contract will
obligate or entitle the fund to
deliver or receive an asset or
cash payment based on the change
in value of one or more
securities, currencies or
indices.

Even a small investment in
derivative contracts can have a
big impact on the fund's stock
market or currency exposure.
Therefore, using derivatives can
disproportionately increase
losses and reduce opportunities
for gains when stock prices or
currency rates are changing.

The fund may not fully benefit
from or may lose money on
derivatives if changes in their
value do not correspond
accurately to changes in the
value of the fund's holdings.
The other parties to over-the-
counter derivative contracts
present the same types of
default risk as issuers of fixed
income securities.  Derivatives
can also make the fund less
liquid and harder to value,
especially in declining markets.



Portfolio
turnover

The fund may engage in active
and frequent trading.  This may
lead to the realization and
distribution to shareholders of
higher capital gains, which
would increase their tax
liability.  Frequent trading
also increases transaction
costs, which could detract from
the fund's performance.


The fund's
investment
goal

The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's
shareholders.  The fund might
not succeed in achieving its
goal.







INVESTMENT ADVISER





The fund's
investment
adviser is
Pictet
Internationa
l Management
Limited.


The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser an advisory fee equal to
0.95% of the fund's average
daily net assets.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 1.70% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemnification and other
extraordinary expenses.  This
expense cap can be revoked at
any time.

Established in 1980, the adviser
currently manages approximately
$7 billion of assets for more
than 100 accounts.  The adviser
focuses on managing
international fixed income and
equity portfolios for U.S. and
international institutional
clients.  Its address is Cutlers
Gardens, 5 Devonshire Square,
London, United Kingdom EC2M 4WB.
The adviser is both registered
as a U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $65 billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.





The fund's
portfolio
managers

Names of managers

Positions during last five years




Douglas Polunin
 (since 1989)
Senior investment
manager of the
adviser, with
responsibility for
emerging market
investments.






Richard Ormond
(since 1990)
Senior investment
manager of the
adviser, on the
emerging markets
team.  He focuses
mainly on the Indian
subcontinent, the
Middle East and
Africa.






Julian Garel-Jones
(since 1996)
Senior investment
manager of the
adviser, on the
emerging markets
team, with special
responsibility for
Latin America.
Before joining the
adviser in 1996, a
Latin American fund
manager for the
Rothschild Group in
London.






Jura Ostrowsky
(since 1994)
Senior investment
manager of the
adviser, on the
emerging markets
team, with special
responsibility for
Russia and the
former Soviet Union
republics.  Before
joining the adviser
in 1994, a research
analyst for UBS in
Switzerland.






Paul Parsons
(since 1995)
Senior investment
manager of the
adviser, on the
emerging markets
team, with special
responsibility for
Asia equities.
Before joining the
adviser in January
1995, an Asia fund
portfolio manager
for Invesco MIM.





INVESTMENT AND ACCOUNT POLICIES





Calculation
of net asset
value

The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(NYSE) (normally 4:00 p.m.
Eastern time) on each day the
NYSE is open for business.  The
NYSE is open every week, Monday
through Friday, except on
national holidays.  If the New
York Stock Exchange closes
early, the time for calculating
NAV and the deadlines for share
transactions will be accelerated
to the earlier closing times.


The fund generally values its
portfolio securities based on market
prices or quotations.  The
fund's currency translations are
done when the London Stock
Exchange closes, which is
12:00 noon Eastern time.

When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.





Purchasing
fund shares

The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.

Investment Minimums
Initial purchase $100,000

Additional purchases $10,000

Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.



















Purchase
orders and
payments

A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.

Institutions and other investors
should contact the adviser for
information about:
?       Purchase and wire payment
procedures.
?       Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.





Telephone
transactions

The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they follow these procedures,
they will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.













Year 2000

The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. Foreign issuers may be especially susceptible. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.






INVESTMENT AND ACCOUNT POLICIES





Exchanges
between
Pictet funds

You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.

To protect other shareholders of
the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund's trustees
may change or terminate the
exchange privilege on 60 days'
advance notice to
shareholders.





Redeeming
fund shares

A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under unusual
circumstances, the fund may
suspend redemptions, if allowed
by the SEC, or postpone payment
up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.






Closing
sub-minimum
accounts

The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the fund
notifies a shareholder of the
fund's intention to close the
account, the shareholder will
have 30 days to bring the
account back to the minimum
level.














Dividends,
distribution
s
and taxes

Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.




Dividends
are paid in
additional
shares of
the fund.

Type of
Distribution

Declare
d
and
Paid


Federal
Tax Status


Dividends from net investment
income

Annually


Taxable as ordinary income


Distributions of short term
capital gain

Annually


Taxable as ordinary income


Distributions of long term
capital gain

Annually


Taxable as capital gain


Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.

Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.






* The performance of the IFC Global Composite Index is calculated from October 1, 1995.

-16-

---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The following table provides financial highlights of the fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the fund's annual report dated December 31, 1998 (the "annual report") and which are incorporated by reference into the statement of additional information. The financial statements and related notes contained in the annual report have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of the fund is included in the annual report which may be obtained without charge by contacting the fund at the address or phone number on the back cover of this prospectus.
-----------------------------------------------------------------------------
---------------------------------------------------------------------------

-----------------------------------------------------------------------------

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
Financial
Highlights

For a fund share outstanding throughout each year.

                                                                Year             Year             Year               Period
                                                               Ended            Ended             Ended              Ended
                                                              12/31/98         12/31/97        12/31/96(a)        12/31/95*(a)
                                                                                                                 ---------------
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of                                      $8.87           $10.13             $9.51              $10.00
year
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
     Net investment income                                          0.04             0.04              0.07                0.02
     Net realized and unrealized gain/(loss) on investments       (2.10)           (1.18)              0.71              (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (2.06)           (1.14)              0.78              (0.47)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                     -                (0.02)            (0.07)              (0.02)
     Distributions from net realized loss on  investments         -                (0.10)            (0.09)             -
                                                            -------------
------------------------------------------------------------             -------------------------------------------------------
Total distributions                                              -                 (0.12)            (0.16)              (0.02)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $6.81            $8.87            $10.13               $9.51
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total return++                                                  (23.22)%         (11.29)%             8.32%             (4.72)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)                          $94,362         $190,922          $122,047              $9,623
     Ratio of operating expenses                                   1.70%            1.70%             1.70%               1.95% +
     Ratio of operating expenses without
     waivers
        and/or reimbursements                                      2.00%            1.84%             2.20%               8.39% +
     Ratio of net investment                                       0.55%            0.32%             0.88%               0.68% +
     income
     Ratio of net investment income/(loss) without waivers
        and/or reimbursements                                      0.25%            0.18%             0.38%             (5.77)% +
     Portfolio turnover rate                                        123%              77%               48%                  5%
---------------------------------

 * Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period.
#   Amount represents less than $0.01 per share.
(a) Per share  amounts  have been  restated to reflect  the stock  dividend of nine additional shares for each share outstanding.  On December 2, 1996, the board of trustees  declared a stock  dividend  of nine  additional  shares for each share outstanding of Pictet Global  Emerging  Markets Fund. The record date of the stock dividend was December 31, 1996, payable on
 January 1, 1997.

0                                                    6

---------------------------------------------------------------------------

0     FOR MORE INFORMATION
---------------------------------------------------------------------------
----------------------------------------------------------------------------

For investors who want more information about Pictet Global Emerging Markets Fund, the following documents are available free upon request.

Annual/Semiannual Reports Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last year.

Statement  of  Additional  Information  (SAI)  The SAI  provides  more  detailed
information   about  the  fund  and  is  incorporated  by  reference  into  this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet Global Emerging Markets Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-561-6286

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

  For a fee, by writing to the Public Reference Room of the
     Commission, Washington, D.C. 20549-6009
  Free from the Commission's Internet website at http://www.sec.gov

Investors can get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.






-----------------------------------------------------------------------------




--------------------------------------------   -----------------------------

                                                                                                          >

--------------------------------------------   --------------------------------------------   ------------------------------------
--------------------------------------------   --------------------------------------------   ------------------------------------

INVESTMENT ADVISER                             TRANSFER AGENT                                 INDEPENDENT ACCOUNTANTS
Pictet International                           First Data Investor                            PricewaterhouseCoopers LLP
Management Limited                             Services Group, Inc.
--------------------------------------------   --------------------------------------------   -------------------------------------
--------------------------------------------   --------------------------------------------   -------------------------------------

ADMINISTRATOR                                  LEGAL COUNSEL                                  CUSTODIAN
First Data Investor                            Hale and Dorr LLP                              Brown Brothers
Services Group, Inc.                                                                          Harriman & Co.
--------------------------------------------   --------------------------------------------   ------------------------------------
Investment Company Act file no. 811-9050





PICTET INTERNATIONAL
SMALL COMPANIES FUND























LOGO:
Left-facing
heraldic lion

PICTET




1 8 0 5
















PROSPECTUS
APRIL 30, 1999

























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.




TABLE OF CONTENTS


RISK/RETURN SUMMARY


Investment goal

3
Principal investments and strategies

3
Principal investment risks

4
Total return

4
Fees and expenses

5
THE FUND'S INVESTMENTS

6
INVESTMENT ADVISER

7
INVESTMENT AND ACCOUNT POLICIES

8
Calculation of net asset value

8
Purchasing fund shares

8
Year 2000

8
Exchanges between Pictet funds

9
Redeeming fund shares

9
Dividends, distributions and taxes

9
FINANCIAL HIGHLIGHTS

10
FOR MORE INFORMATION
back
cover
















RISK/RETURN SUMMARY


Investment
goal
Long term growth of capital.

Principal
investments
and
strategies
The fund invests primarily in
equity securities of companies
with small market
capitalizations located outside
the United States.  The fund may
invest up to 35% of
its assets in medium and large
capitalization companies.  The
fund normally invests in at
least three countries other than
the U.S.

Equity
securities

Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

The fund considers companies to
be small cap companies if they
are in the same size
range as the bottom 20% of U.S.
publicly traded companies, as
measured by their market
capitalizations.  These small
cap companies usually have
individual market
capitalizations of $1 billion or
less, but may be larger.
Foreign small cap companies may
rank above the bottom 20% or
even among the largest
capitalization companies in
their own countries' markets.
How the
adviser
selects the
fund's
investments
In allocating the fund's assets
among countries, regions and
currencies, the adviser uses a
"top-down" approach.  This
involves using a proprietary,
quantitative model to evaluate
more than 40 countries based on
such factors as:
?       Economic trends, including
the direction of interest rates
and industrial production
capacity constraints.
?       Equity and fixed income
market valuations.
?       Current market liquidity.
In selecting individual stocks,
the adviser uses a "bottom-up"
approach that focuses on
evaluating individual small cap
companies.  The adviser has
access to information on
approximately 8,000 companies
and maintains a proprietary
database on a further 800
companies.  The adviser looks
for high quality, growth-
oriented companies with the
following characteristics:
?       Reasonable valuations and
relatively inexpensive stock
prices.
?       Strong balance sheets and
surplus net income.
?       Profitability ratios that
are above-average for a
company's market or sector.
Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.
Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?       Foreign stock prices go
down generally.
?       An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
?       The adviser's judgment
about country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Investing in small cap foreign
companies involves special
risks, which are more severe in
certain emerging market
countries.
?       There may be unfavorable
foreign government actions,
political or
economic instability or less
accurate information about
foreign companies.
?       A decline in the value of
foreign currencies relative to
the U.S. dollar will reduce the
value of securities denominated
in those currencies.
?       Small cap companies may
have limited product lines,
markets and financial resources.
They may have shorter operating
histories and more volatile
businesses.
?       The prices of foreign
small cap stocks tend to be more
volatile than the prices of
other stocks.
?       The stock market may
temporarily favor large cap over
small cap stocks.
?       Foreign securities and
small cap stocks are sometimes
less liquid and harder to value
than securities of U.S. issuers
or large cap stocks.
RISK/RETURN SUMMARY







Total return





Quarterly
returns
This bar chart indicates the risks
of investing in the fund by
showing changes in the fund's
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.

Highest:  18.94% in first quarter
1998
Lowest:   -16.99% in third quarter
1998
[bar chart]
Year ended
Year ended
12/31/97
12/31/98
-7.68%
5.35%






The table below indicates the
risks of investing in the fund by
comparing the fund's average
annual total returns for the
periods shown to those of two
unmanaged indices of small and
medium cap stocks of non-U.S.
companies.





Average annual total returns
Periods ended December 31, 1998







1 Year

Life of Fund*
(began 2/7/96)


Pictet International Small Companies Fund
5.35%

0.01%


HSBC James Capel World (ex-U.S.)
Smaller Companies Index
3.30%

-1.42%


Financial Times/S&P World (ex-U.S.)
Medium-Small Cap Index
14.48%

1.82%







Fees and
expenses

This table
describes the
fees and
expenses that
you may pay
if you buy
and hold
shares of the
fund.
For year ended 12/31/98





Shareholder fees
(paid directly from your investment)

None




Annual fund operating expenses (deducted from fund assets)1





Advisory fees
1.00%




Other expenses
1.36%




Total annual fund operating expenses
2.36%




1  After expense limitation, expenses were





Advisory fees
0.00%




Other expenses
1.20%




Total annual fund operating expenses
1.20%



This example
is intended
to help you
compare the
cost of
investing in
the fund with
the cost of
investing in
other mutual
funds.
The example assumes that:
?       You invest $10,000 in the fund for
the time periods indicated.
?       Your investment has a 5% return
each year.
?       The fund's operating expenses
remain the same.
?       You redeem your investment at the
end of each period.
Although your actual costs may be
higher or lower, under these
assumptions your costs would be:





1 year
3 years
5 years
10 years


$122
$381
$660
$1,455




THE FUND'S INVESTMENTS


Depositary
receipts
Depositary receipts are securities
issued by banks and other financial
institutions that represent interests in the stocks of foreign companies. They include
American Depositary Receipts, European
Depositary Receipts, Global Depositary
Receipts and Russian Depositary
Certificates.
Debt securities
The fund may invest up to 35% of its
assets in investment grade debt
securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go
down if interest rates go up, or the
issuer of the security has its credit
rating downgraded or defaults on its
obligation to pay principal or interest.
Securities are investment grade if they:
?       Are rated in one of the top four
long-term rating categories of a
nationally recognized statistical rating
organization.
?       Have received a comparable short-
term or other rating.
?       Are unrated securities that the
adviser believes to be of comparable
quality.

The fund's credit standards also apply
to counterparties to OTC derivative
contracts.
Defensive
investments
The fund may depart from its principal
investment strategies in response to
adverse market conditions by taking
temporary defensive positions in all
types of money market and short-term
debt securities.  If the fund takes a
temporary defensive position, it may be
unable to achieve its investment goal.
Derivatives
and hedging
techniques
The fund may, but is not required to,
use derivative contracts for any of the
following purposes:
?       To hedge against the economic
impact of adverse changes in the market
value of its securities, because of
changes in stock market prices or
currency exchange rates.
?       As a substitute for buying or
selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.
Even a small investment in derivative
contracts can have a big impact on the
fund's stock market or currency
exposure.  Therefore, using derivatives
can disproportionately increase losses
and reduce opportunities for gains when
stock prices or currency rates are
changing.

The fund may not fully benefit from or
may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities.
Derivatives can also make the fund less
liquid and harder to value, especially
in declining markets.
Portfolio
turnover
The fund may engage in active and
frequent trading.  This may lead to the
realization and distribution to
shareholders of higher capital gains,
which
would increase their tax liability.
Frequent trading also increases
transaction costs, which could detract
from the fund's performance.
The fund's
investment goal
The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's
shareholders.  The fund might
not succeed in achieving its
goal.



INVESTMENT ADVISER




The fund's
investment
adviser is
Pictet
International
Management
Limited.

The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser no advisory fee.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 1.20% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemnification and other
extraordinary expenses.  This
expense cap can be revoked at
any time.

Established in 1980, the
adviser currently manages
approximately $7 billion of
assets for more than 100
accounts.  The adviser focuses
on managing international fixed
income and equity portfolios for
U.S. and international
institutional clients.  Its
address is Cutlers Gardens, 5
Devonshire Square, London,
United Kingdom EC2M 4WB.  The
adviser is both registered as a
U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $65 billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.


The fund's
portfolio
managers
Names of managers
Positions during last five years



Robert Treich
(since 1996)
Senior investment manager of the adviser and head of the Smaller Companies Team. Before joining Pictet, he worked for Richardson
Greenshields of Canada.



Michael McLaughlin
(since 1995)
Senior investment manager of the adviser within the Smaller Companies Team. He is responsible for the Asia Pacific region.
Prior to joining Pictet, he was the Japanese investment manager at Provident Mutual.



Nils Francke
(since 1994)
Senior investment manager of the adviser within the Smaller Companies Team. Before joining Pictet, he worked for M M Warburg
Bank in Hamburg, Salomon Brothers Inc. in
New York and Schroder Munchmeyer Hengst of
Germany.



Philippe Sarreau
(since 1998)
Senior investment manager of the adviser within the Smaller Companies Team. Before joining Pictet, he worked at Credit Lyonnais as a French smaller companies analyst and later was responsible for the development of a specialized small cap sales team in London.


















INVESTMENT AND ACCOUNT POLICIES




Calculation
of net asset
value
The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(NYSE) (normally 4:00 p.m.
Eastern time) on each day the
NYSE is open for business.  The
NYSE is open every week, Monday
through Friday, except on
national holidays.  If the New
York Stock Exchange closes
early, the time for calculating
NAV and the deadlines for share
transactions will be accelerated
to the earlier closing times.


The fund generally values its
portfolio securities based on market
prices or quotations.  The
fund's currency translations are
done when the London Stock
Exchange closes, which is
12:00noon Eastern time.

When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.

Purchasing
fund shares
The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.

Investment Minimums




Initial purchase
Additional purchases
$100,000
$10,000



Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.

Purchase
orders and
payments
A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.

Institutions and other investors
should contact the adviser for
information about:
?       Purchase and wire payment
procedures.
?       Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.

Telephone
transactions
The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they

follow these procedures, they
will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.






Year 2000
The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. Foreign issuers may be especially susceptible. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.



INVESTMENT AND ACCOUNT POLICIES




Exchanges
between
Pictet funds
You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.

To protect other shareholders
of the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund's trustees
may change or terminate the
exchange privilege on 60 days'
advance notice to shareholders.


Redeeming
fund shares
A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under

unusual circumstances, the fund
may suspend redemptions, if
allowed by the SEC, or postpone
payment up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.

Closing
sub-minimum
accounts
The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the

fund notifies a shareholder of
the fund's intention to close
the account, the shareholder
will have 30 days to bring the
account back to the minimum
level.






Dividends,
distributions
and taxes
Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.



Dividends
are paid in
additional
shares of
the fund.
Type of
Distribution
Declared
and Paid

Federal
Tax Status

Dividends from net investment
income
Annually

Taxable as ordinary income

Distributions of short term
capital gain
Annually

Taxable as ordinary income

Distributions of long term
capital gain
Annually

Taxable as capital gain

Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.

Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.





* The performance of the HSBC James Capel World (ex-U.S.) Smaller Companies Index and the Financial Times/S&P World (ex-U.S.) Medium-Small Cap Index is calculated from January 31, 1996.

FINANCIAL HIGHLIGHTS
The following table provides financial highlights of the fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the fund's annual report dated December 31, 1998 (the annual report) and which are incorporated by reference into the statement of additional information. The financial statements and related notes contained in the annual report have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of the fund is included in the annual report which may be obtained without charge by contacting the fund at the address or phone number on the back cover of this prospectus.
=============================================================================

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND
Financial Highlights

For a fund share outstanding throughout the year.

                                                                 Year             Year            Period
                                                                Ended             Ended            Ended
                                                               12/31/98         12/31/97          12/31/96*(a)
                                                                                               -------------------
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $9.24           $10.15            $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                           0.07 +++         0.08              0.09
     Net realized and unrealized gain/(loss) on investments          0.41           (0.86)              0.20
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     0.48           (0.78)              0.29
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                     -                 (0.13)            (0.12)
     Distributions from net realized gains on investments          (3.17)           -                 (0.02)
     Distributions from capital                                   -                 -                 (0.00) #
------------------------------------------------------------------------------------------------------------------
Total distributions                                                (3.17)           (0.13)            (0.14)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $6.55            $9.24            $10.15
------------------------------------------------------------------------------------------------------------------
Total return++                                                      5.35%          (7.68)%             2.85%
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)                            $5,699          $23,773           $25,743
     Ratio of operating expenses                                    1.20%            1.20%             1.20% +
     Ratio of operating expenses without waivers
        and reimbursements                                          2.36%            2.20%             2.46% +
     Ratio of net investment income                                 0.65%            0.82%             1.04% +
     Ratio of net investment loss without waivers
        and reimbursements                                        (0.52)%          (0.18)%           (0.22)% +
     Portfolio turnover rate                                         132%              90%               53%
---------------------------------

*           Pictet International Small Companies Fund commenced operations on February 7, 1996.
+          Annualized.
++       Total return represents aggregate total return for the period.
+++     Per share numbers have been calculated using the average share method.
#          Amount represents less than $0.01 per share.
(a) Per share  amounts  have ben  restated  to reflect  the stock  dividend of nine additional shares for each share outstanding.  On December 2, 1996, th board of trustees  declared a stock  dividend  of nine  additional  shares for each share outstanding of Pictet International Small Companies Fund.
 The record date of the stock dividend was December 31, 1996, payable on
January 1, 1997.


---------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------
  For investors who want more information about Pictet International Small Companies Fund, the following documents are available free upon request.

Annual/Semiannual Reports Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last year.

Statement  of  Additional  Information  (SAI)  The SAI  provides  more  detailed
information   about  the  fund  and  is  incorporated  by  reference  into  this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet International Small Companies Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-561-6286

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

  For a fee, by writing to the Public Reference Room of the
     Commission, Washington, D.C. 20549-6009
  Free from the Commission's Internet website at http://www.sec.gov

Investors can get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.





---------------------------------------------------------------------------




-------------------------------------------- ---------------------------------

INVESTMENT ADVISER                           TRANSFER AGENT                                 INDEPENDENT ACCOUNTANTS
Pictet International                         First Data Investor                            PricewaterhouseCoopers LLP
Management Limited                           Services Group, Inc.
ADMINISTRATOR                                LEGAL COUNSEL                                  CUSTODIAN
First Data Investor                          Hale and Dorr LLP                              Brown Brothers
Services Group, Inc.                                                                        Harriman & Co.
-------------------------------------------- ---------------------------------------------- ---------------------------------------

Investment Company Act file no. 811-9050




PICTET EASTERN EUROPEAN FUND




























LOGO:
Left-facing
heraldic
lion


PICTET






1 8 0 5



















PROSPECTUS
APRIL 30, 1999



























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.








TABLE OF CONTENTS



RISK/RETURN SUMMARY




Investment goal



4

Principal investments and strategies



4

Principal investment risks



5



Fees and expenses



5

THE FUND'S INVESTMENTS



6

INVESTMENT ADVISER



7

INVESTMENT AND ACCOUNT POLICIES



8

Calculation of net asset value



8

Purchasing fund shares



8

Year 2000



8

Exchanges between Pictet funds



9

Redeeming fund shares



9

Dividends, distributions and taxes



9

FINANCIAL HIGHLIGHTS



10

FOR MORE INFORMATION

back
cover





















RISK/RETURN SUMMARY



Investment
goal

Capital appreciation.


Principal
investments
and
strategies

The fund invests primarily in
equity securities of companies
located or conducting a
significant amount of

business in Eastern Europe.  The
fund may invest in companies
with small, medium or large
market capitalizations.

Equity
securities

Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

Eastern Europe includes:
?    Countries that used to form part
of the Soviet Union, including the
Commonwealth of Independent
States, the Baltic States and former CEFTA (Central
European Free Trade Agreement) countries.

? Emerging countries within both the Mediterranean and South Eastern regions of Europe.

In the future, the fund
may include other Emerging European countries.


How the
adviser
selects the
fund's
investments

The adviser uses a "bottom-up"
approach in managing the fund's
portfolio.  This means that the
particular stocks selected for
the portfolio will determine the
amount of the fund's investment
in each Eastern European
country.  However, the adviser
will consider country-specific
risks and the fund's total
exposure to any one country in
deciding whether to invest in
particular companies.

In selecting individual stocks,
the adviser looks for companies
with:


?       Strong or strengthening
balance sheets, defined as
improvements in working net
capital over time.
?       Strong financial ratios,
such as "current" ratios,
"quick" ratios and net worth.
?       Industrial capacity that
is undervalued on an
international basis.
?       Ability to generate
substantial excess cash flow
that may be reinvested in the
company or distributed as
dividends to stockholders.
Methods used to value companies
in more developed countries may
not apply to Eastern European
companies.

Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.

Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?       Foreign or emerging market
stock prices go down generally.
?       Changes in foreign
currency rates depress the value
of the fund's investments.
?       Negative developments in
Eastern Europe
disproportionately hurt the
companies in the fund's
portfolio.
?       An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
?       The adviser's judgment
about country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Investments in Eastern European
companies involve the special
risks associated with emerging
market countries.  These
include:
?       Greater likelihood of
economic, political or social
instability.
?       More volatile stock
markets.
?       The contagious effect of
market or economic setbacks in
one country on other emerging
market countries.
?       Possible governmental
restrictions on currency
conversions or trading.
?       Difficulty in accurately
valuing emerging market stocks
or selling them at their fair
value, especially in down
markets.
?       Availability of less
information about emerging
market companies because of less
rigorous accounting and
regulatory standards.





RISK/RETURN SUMMARY






Fees and
expenses

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/98






Shareholder fees (paid directly from your investment)
Redemption fees for shares held less than 6 months


2.00%





Annual fund operating expenses
(deducted from fund assets)1







Advisory fees

1.50%





Other expenses

8.47%





Total annual fund operating expenses

9.97%





1  After expense limitation, expenses were






Advisory fees

0.00%





Other expenses

2.00%





Total annual fund operating expenses

2.00%




This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.

The example assumes that:
?       You invest $10,000 in the fund for
the time periods indicated.
?       Your investment has a 5% return
each year.
?       The fund's operating expenses
remain the same.
?       You redeem your investment at the
end of each period.

Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$203

$627

$1,078

$2,327




THE FUND'S INVESTMENTS



Depositary
receipts

Depositary receipts are
securities issued by banks and
other financial institutions
that represent interests in the
stocks of foreign companies.
They include

American Depositary Receipts,
European Depositary Receipts,
Global Depositary Receipts and
Russian Depositary Certificates.

Debt
securities

The fund may invest up to 35%
of its assets in investment
grade debt securities of U.S.
and foreign corporate and
governmental issuers.  These may
include all types of debt
securities of any maturity.


The value of debt securities
will go down if interest rates
go up, or the issuer of the
security has its credit rating
downgraded or defaults on its
obligation to pay principal or
interest.

Securities are investment grade
if they:
?       Are rated in one of the
top four long-term rating
categories of a nationally
recognized statistical rating
organization.
?       Have received a comparable
short-term or other rating.
?       Are unrated securities
that the adviser believes to be
of comparable quality.

The fund's credit standards also
apply to counterparties to OTC
derivative contracts.

Defensive
investments

The fund may depart from its
principal investment strategies
in response to adverse market
conditions by taking temporary
defensive positions in all

types of money market and short-
term debt securities.  If the
fund takes a temporary defensive
position, it may be unable to
achieve its investment goal.

Derivatives
and hedging
techniques

The fund may, but is not
required to, use derivative
contracts for any of the
following purposes:
?       To hedge against the
economic impact of adverse
changes in the market value of
its securities, because of
changes in stock market prices
or currency exchange rates.
?       As a substitute for buying
or selling securities or
currencies.

Derivative contracts include
options and futures on
securities, securities indices
or currencies; options on these
futures; forward currency
contracts; and currency swaps.
Derivative contracts are valued
on the basis of the value of the
underlying securities.  A
derivative contract will
obligate or entitle the fund to
deliver or receive an asset or
cash payment based on the change
in value of one or more
securities, currencies or
indices.

Even a small investment in
derivative contracts can have a
big impact on the fund's stock
market or currency exposure.
Therefore, using derivatives can
disproportionately increase
losses and reduce opportunities
for gains when stock prices or
currency rates are changing.

The fund may not fully benefit
from or may lose money on
derivatives if changes in their
value do not correspond
accurately to changes in the
value of the fund's holdings.
The other parties to over-the-
counter derivative contracts
present the same types of
default risk as issuers of fixed
income securities.  Derivatives
can also make the fund less
liquid and harder to value,
especially in declining markets.

Portfolio
turnover

The fund may engage in active
and frequent trading.  This may
lead to the realization and
distribution to shareholders of
higher capital gains, which

would increase their tax
liability.  Frequent trading
also increases transaction
costs, which could detract from
the fund's performance.

The fund's
investment
goal

The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's

shareholders.  The fund might
not succeed in achieving its
goal.





INVESTMENT ADVISER





The fund's
investment
adviser is
Pictet
Internationa
l Management
Limited.


The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser no advisory fee.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 2.00% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemnification and other
extraordinary expenses.  This
expense cap can be revoked at
any time.


Established in 1980, the
adviser currently manages
approximately $7 billion of
assets for more than 100
accounts.  The adviser focuses
on managing international fixed
income and equity portfolios for
U.S. and international
institutional clients.  Its
address is Cutlers Gardens, 5
Devonshire Square, London,
United Kingdom EC2M 4WB.  The
adviser is both registered as a
U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $65 billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.



The fund's
portfolio
managers

Name of manager

Positions during last five years




Jura Ostrowsky
(since 1994)


Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Russia and the former
Soviet Union republics. Before joining the adviser in 1994, a research analyst for UBS in Switzerland.




Jack Arnoff
(since 1998)

Investment manager specializing in the
markets of the former Soviet Union and
Eastern Europe.  Before joining Pictet in
1998, he was an associate with Schooner
Capital (Boston) working on venture capital projects in Bulgaria, Romania, Ukraine and Poland. He has also consulted for Bulgarian banks on privatization and financing projects. He completed a Master of Law degree at Harvard Law School after graduating in law from Sofia University.






































INVESTMENT AND ACCOUNT POLICIES





Calculation
of net asset
value

The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(NYSE) (normally 4:00 p.m.
Eastern time) on each day the
NYSE is open for business.  The
NYSE is open every week, Monday
through Friday, except on
national holidays.  If the New
York Stock Exchange closes
early, the time for calculating
NAV and the deadlines for share
transactions will be accelerated
to the earlier closing times.


The fund generally values its
portfolio securities based on market
prices or quotations.  The
fund's currency translations are
done when the London Stock
Exchange closes, which is
12:00 noon Eastern time.


When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.


Purchasing
fund shares

The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.


Investment Minimums





Initial purchase
Additional purchases

$100,000
$10,000




Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.


Purchase
orders and
payments

A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.


Institutions and other investors
should contact the adviser for
information about:
?       Purchase and wire payment
procedures.
?       Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.


Telephone
transactions

The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they


follow these procedures, they
will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.










Year 2000

The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. Foreign issuers may be especially susceptible. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.






INVESTMENT AND ACCOUNT POLICIES





Exchanges
between
Pictet funds

You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.


To protect other shareholders
of the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund's trustees
may change or terminate the
exchange privilege on 60 days'
advance notice to shareholders.



Redeeming
fund shares

A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under


unusual circumstances, the fund
may suspend redemptions, if
allowed by the SEC, or postpone
payment up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.


Closing
sub-minimum
accounts

The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the


fund notifies a shareholder of
the fund's intention to close
the account, the shareholder
will have 30 days to bring the
account back to the minimum
level.










Dividends,
distribution
s
and taxes

Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.




Dividends
are paid in
additional
shares of
the fund.

Type of
Distribution

Declare
d
and
Paid


Federal
Tax Status


Dividends from net investment
income

Annually


Taxable as ordinary income


Distributions of short term
capital gain

Annually


Taxable as ordinary income


Distributions of long term
capital gain

Annually


Taxable as capital gain


Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.


Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.




-10-

-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The following table provides financial highlights of the fund for the period presented and should be read in conjunction with the financial statements and related notes that appear in the fund's annual report dated December 31, 1998 (the "annual report") and which are incorporated by reference into the statement of additional information. The financial statements and related notes contained in the annual report have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of the fund is included in the annual report which may be obtained without charge by contacting the fund at the address or phone number on the back cover of this prospectus.
---------------------------------------------------------------------------

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND
Financial Highlights

For a fund share outstanding throughout the period.


                                     Period
                                      Ended
                                    12/31/98*
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                                           (0.00) #
     Net realized and unrealized loss on investments               (3.39)
-------------------------------------------------------------------------------
Total from investment operations                                   (3.39)
-------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                      (0.07)
-------------------------------------------------------------------------------
Total distributions                                                (0.07)
-------------------------------------------------------------------------------
Net asset value, end of period                                      $6.54
-------------------------------------------------------------------------------
Total return++                                                    (33.93) %
-------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of period (in 000's)                          $1,636
     Ratio of operating expenses                                    2.00% +
     Ratio of operating expenses without waivers
        and reimbursements                                          9.97% +
     Ratio of net investment loss                                 (0.06)% +
     Ratio of net investment loss without waivers
        and reimbursements                                        (8.03)% +
     Portfolio turnover rate                                          91%
---------------------------------

*   Pictet Eastern European Fund commenced operations on April 7, 1998.
+   Annualized.
++ Total return represents aggregate total return for the period.
#    Amount represents less than $0.01 per share.

 g:\shared\clients\panorama\peas\peano._\sai\1998\emerg981.doc             32
-------------------------------------------------------------------------------

FOR MORE INFORMATION
----------------------------------------------------------------------------
------------------------------------------------------------------- -------
For investors who want more information about Pictet Eastern European Fund, the following documents are available free upon request.

Annual/Semiannual Reports Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last year.

Statement  of  Additional  Information  (SAI)  The SAI  provides  more  detailed
information   about  the  fund  and  is  incorporated  by  reference  into  this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet Eastern European Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-561-6286

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

  For a fee, by writing to the Public Reference Room of the
     Commission, Washington, D.C. 20549-6009
  Free from the Commission's Internet website at http://www.sec.gov

Investors can get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.





--------------------------------------------   --------------------------------------------   -------------------------------------
--------------------------------------------   --------------------------------------------   ------------------------------------

INVESTMENT ADVISER                             TRANSFER AGENT                                 INDEPENDENT ACCOUNTANTS
Pictet International                           First Data Investor                            PricewaterhouseCoopers LLP
Management Limited                             Services Group, Inc.
--------------------------------------------   --------------------------------------------   -------------------------------------
--------------------------------------------   --------------------------------------------   ------------------------------------

ADMINISTRATOR                                  LEGAL COUNSEL                                  CUSTODIAN
First Data Investor                            Hale and Dorr LLP                              Brown Brothers
Services Group, Inc.                                                                          Harriman & Co.
--------------------------------------------   --------------------------------------------   -------------------------------------
Investment Company Act file no. 811-9050
